Financial Instruments - Outstanding Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Type one [member]
Disclosure of detailed information about hedges [Line Items]
Currency received	Canadian dollar fixed	Canadian dollar fixed
Currency paid	U.S. dollar fixed	U.S. dollar fixed
Hedged Risk	Foreign exchange	Foreign exchange
Year of Maturity	2021	2019
Principal Amount	$ 483	$ 478
Type two [member]
Disclosure of detailed information about hedges [Line Items]
Currency received		Canadian dollar fixed
Currency paid		U.S. dollar fixed
Hedged Risk		Foreign exchange
Year of Maturity		2020
Principal Amount		$ 731
Type three [member]
Disclosure of detailed information about hedges [Line Items]
Currency received		Canadian dollar fixed
Currency paid		U.S. dollar fixed
Hedged Risk		Foreign exchange
Year of Maturity		2021
Principal Amount		$ 483